Geographical Breakdown of Gross Written Premium - Summary Of Discosure Of Allocation Of Gross Premium Written On Geographical Basis (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 128.6	$ 5.5	$ 227.7	$ 14.7	$ 116.1
% of GWP	100.00%	100.00%	100.00%	100.00%	100.00%
Texas
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 39.9	$ 4.0	$ 72.9	$ 10.9	$ 43.9
% of GWP	31.00%	72.70%	32.00%	74.10%	37.80%
California
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 22.8	$ 0.0	$ 41.6	$ 0.0	$ 10.4
% of GWP	17.70%	0.00%	18.30%	0.00%	8.90%
Florida
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 8.6	$ 0.0	$ 14.4	$ 0.0	$ 7.3
% of GWP	6.70%	0.00%	6.30%	0.00%	6.30%
Georgia
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 5.6	$ 0.2	$ 9.8	$ 0.4	$ 4.7
% of GWP	4.40%	3.60%	4.30%	2.70%	4.00%
Illinois
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 4.5	$ 0.3	$ 7.6	$ 0.7	$ 4.9
% of GWP	3.50%	5.50%	3.30%	4.80%	4.30%
Missouri
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 3.5	$ 0.2	$ 5.9	$ 0.5	$ 3.4
% of GWP	2.70%	3.60%	2.60%	3.40%	2.90%
Colorado
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 3.1	$ 0.0	$ 5.7	$ 0.0	$ 2.5
% of GWP	2.40%	0.00%	2.50%	0.00%	2.10%
Arizona
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 2.9	$ 0.0	$ 5.3	$ 0.0
% of GWP	2.30%	0.00%	2.30%	0.00%
New Jersey
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 2.3	$ 0.0	$ 4.5	$ 0.0
% of GWP	1.80%	0.00%	2.00%	0.00%
Ohio
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 2.8	$ 0.2	$ 4.8	$ 0.5	$ 3.0
% of GWP	2.20%	3.60%	2.10%	3.40%	2.60%
Oklahoma
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount					$ 3.0
% of GWP					2.60%
Tennessee
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount					$ 2.4
% of GWP					2.10%
Other
Discosure Of Allocation Of Gross Premium Written On Geographical Basis [Line Items]
Amount	$ 32.6	$ 0.6	$ 55.2	$ 1.7	$ 30.6
% of GWP	25.30%	10.90%	24.20%	11.60%	26.40%